Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Note 21: Quarterly Financial Data (Unaudited)

The following tables summarize the Company’s quarterly results of operations for the years ended December 31, 2014 and 2013.

	Three Months Ended
2014:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$4,097	$4,134	$4,135	$4,011
Total interest expense	626	620	615	606

Net interest income	3,471	3,514	3,520	3,405

Provision for loan losses	216	216	225	231
Other income	838	959	975	926
General, administrative and other expense	3,486	3,299	3,256	3,105

Income before income taxes	607	958	1,014	995
Federal income taxes	122	242	296	263

Net income	$485	$716	$718	$732

Earnings per share
Basic	$0.10	$0.14	$0.14	$0.16

Diluted	$0.10	$0.14	$0.14	$0.15

	Three Months Ended
2013:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$4,319	$4,222	$4,233	$4,251
Total interest expense	830	795	750	658

Net interest income	3,489	3,427	3,483	3,593

Provision for loan losses	319	340	354	228
Other income	740	795	1,791	886
Gain on sale of securities - net	––	––	––	––
General, administrative and other expense	3,408	3,332	3,834	3,421

Income before income taxes	502	550	1,086	830
Federal income taxes	37	81	7	231

Net income	$465	$469	$1,079	$599

Earnings per share
Basic	$0.09	$0.10	$0.22	$0.12

Diluted	$0.09	$0.10	$0.22	$0.12